Note. 15 Pending and Threatened Litigation (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
College Health & Investment, L.P. v. Diamondhead Casino Corporation
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Instrument, Maturity Date	Mar. 25, 2012
College Health & Investment, L.P. v. Diamondhead Casino Corporation | Principal
Loss Contingency, Damages Sought, Value	$ 150,000
College Health & Investment, L.P. v. Diamondhead Casino Corporation | Interest
Loss Contingency, Damages Sought, Value	$ 45,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%
College Health & Investment, L.P. v. Diamondhead Casino Corporation 2
Loss Contingency, Damages Sought, Value	$ 150,000
College Health & Investment, L.P. v. Edson R. Arneault, Deborah A. Vitale, Gregory A. Harrison, Martin Blount and Benjamin Harrell
Loss Contingency, Damages Sought, Value	150,000
United States Bankruptcy Court
Loss Contingency, Damages Sought, Value	237,500
Litigation Settlement, Amount Awarded from Other Party	54,886
Seven Debenture Holders US District Court Case
Loss Contingency, Damages Sought, Value	$ 1,400,000
College Health & Investment, L.P.
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	5.00%